FIRST INVESTORS MANAGEMENT COMPANY, INC.

110 Wall Street

New York, New York 10005

212-858-8000

February 6, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N. E.

Washington, D.C.  20549

Re:

First Investors Income Funds

File Nos. 002-89287 and 811-03967

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statement of additional information used with respect to First Investors Income Funds does not differ from that contained in Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A.

If you have any questions or comments concerning the filing, please contact me at 212-858-8120.

Very truly yours,

/s/ Larry R. Lavoie

Larry R. Lavoie

Assistant Secretary